Discontinued Operations - Additional Information (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other payables | €	€ 28,573		€ 29,519		€ 36,047
Lumoxiti, with AstraZeneca
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other payables	€ 5,500	$ 6,200
Manufacturing costs split | Lumoxiti, with AstraZeneca
Disclosure of analysis of single amount of discontinued operations [line items]
Estimated financial effect of contingent liabilities | $				$ 12,800